Gain on disposals (Details) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Rig	Dec. 31, 2018 USD ($) Rig	Dec. 31, 2017 USD ($)
Gain on Disposal [Abstract]
Number of rigs disposed | Rig		3	18
Net proceeds /recoverable amount		$ 8.5	$ 37.6
Book value on disposals		2.1	18.8
Gain on disposals		6.4	$ 18.8	$ 0.0
Baug and C20051 [Member]
Gain on Disposal [Abstract]
Gain on disposals	$ 3.9
Eir [Member]
Gain on Disposal [Abstract]
Gain on disposals		$ 0.5
Impairment loss	$ (11.4)